Commitments and contingencies (Unrecorded contractual commitments for purchase of flight equipment) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) aircraft engine helicopter
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase obligation, number of engines | engine	30
Purchase obligation, number of helicopters | helicopter	16
Purchase obligations
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of forward orders | aircraft	417
Flight equipment | Purchase obligations
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	$ 4,241,000
2023	5,693,800
2024	5,245,500
2025	4,233,000
2026	1,885,700
Thereafter	1,063,100
Total	$ 22,362,100
Number of forward orders | aircraft	417
Number of purchase-leaseback transactions | aircraft	26